Right of Use Asset and Lease Liability - Schedule of maturity analysis - undiscounted contractual payments (Details)	Mar. 31, 2021 USD ($)
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Maturity Analysis - Undiscounted Contractual Payments	$ 3,208,161
Less than 1 year [Member]
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Maturity Analysis - Undiscounted Contractual Payments	2,015,361
1 to 2 years [Member]
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Maturity Analysis - Undiscounted Contractual Payments	954,240
2 to 3 years [Member]
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Maturity Analysis - Undiscounted Contractual Payments	$ 238,560